Quarterly Report
June 30, 2024
MFS®  International New Discovery Fund
MIO-Q3

Portfolio of Investments
6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.2%
Aerospace & Defense – 1.2%
Babcock International Group PLC	1,393,969	$9,198,247
LISI Group	516,538	12,885,670
MTU Aero Engines Holding AG	45,430	11,618,398
Singapore Technologies Engineering Ltd.	12,838,800	40,997,053
		$74,699,368
Airlines – 0.5%
Enav S.p.A.	5,153,511	$20,616,143
Mainfreight Ltd.	304,373	12,538,169
		$33,154,312
Alcoholic Beverages – 0.8%
Carlsberg Group	160,595	$19,219,268
China Resources Beer Holdings Co. Ltd.	8,358,000	28,019,823
		$47,239,091
Apparel Manufacturers – 1.3%
Burberry Group PLC	511,400	$5,674,632
Coats Group PLC	5,250,030	5,234,211
Eclat Textile Co. Ltd.	2,446,000	39,781,486
Shenzhou International Group Holdings Ltd.	3,192,900	31,258,246
		$81,948,575
Automotive – 2.1%
ARB Corp.	439,880	$11,042,296
Daikyonishikawa Corp.	332,421	1,456,167
Hero MotoCorp Ltd.	409,610	27,407,705
Koito Manufacturing Co. Ltd.	1,291,600	17,813,788
Mahindra & Mahindra Ltd.	922,321	31,592,808
Niterra Co. Ltd.	380,100	11,085,481
Opmobility	319,197	3,084,536
Stanley Electric Co. Ltd.	577,931	10,330,436
TS Tech Co. Ltd.	997,300	11,846,374
USS Co. Ltd.	944,600	7,946,523
		$133,606,114
Biotechnology – 0.1%
Virbac S.A.	18,020	$6,319,731
Broadcasting – 0.4%
4imprint Group PLC	59,342	$4,370,747
Nippon Television Holdings, Inc.	630,300	9,127,701
TBS Holdings, Inc.	550,900	13,925,745
		$27,424,193
Brokerage & Asset Managers – 2.4%
B3 S.A. - Brasil Bolsa Balcao	4,625,400	$8,472,853
Bolsa Mexicana de Valores S.A. de C.V.	7,293,600	12,350,682
Euronext N.V.	256,108	23,643,507
Hargreaves Lansdown PLC	1,312,899	18,680,140
IPH Ltd.	7,236,284	30,177,130
JAFCO Group Co. Ltd.	197,100	2,335,072
Moscow Exchange MICEX-RTS PJSC (a)(u)	7,428,305	0
Omni Bridgeway Ltd. (a)(l)	6,690,332	4,968,573
Partners Group Holding AG	2,944	3,786,011
Pinnacle Investment Management Group Ltd.	921,779	8,665,426

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Rathbones Group PLC	607,875	$12,909,369
TMX Group Ltd.	955,730	26,602,974
		$152,591,737
Business Services – 6.1%
Amadeus Fire AG	127,819	$14,526,068
Baycurrent Consulting, Inc.	397,000	7,994,779
Bunzl PLC	774,450	29,377,549
Compass Group PLC	1,132,372	30,829,996
dip Corp.	402,500	6,844,676
Doshisha Co. Ltd.	141,800	2,090,746
Elis S.A.	204,719	4,455,524
Fullcast Holdings Co. Ltd. (l)	747,500	6,724,801
Gruppo Mutuionline S.p.A.	212,769	7,798,751
IMCD Group N.V.	104,254	14,436,451
Imdex Ltd.	12,787,030	19,001,475
Intertek Group PLC	467,610	28,337,612
Iwatani Corp.	367,000	21,407,676
Johnson Service Group PLC	1,819,746	3,629,938
Karnov Group AB (a)	812,865	5,429,837
NS Solutions Corp.	4,812,800	81,734,464
Pasona Group, Inc.	612,500	8,063,039
RS Group PLC	3,203,871	28,390,594
San-Ai Obbli Co. Ltd.	2,725,900	35,090,397
Sohgo Security Services Co. Ltd.	2,845,000	16,614,842
TIS, Inc.	546,200	10,564,339
		$383,343,554
Chemicals – 0.5%
Borregaard ASA	405,507	$7,295,292
JCU Corp.	619,500	15,441,936
KH Neochem Co. Ltd. (l)	409,600	5,838,713
		$28,575,941
Computer Software – 3.0%
ARGO GRAPHICS, Inc.	688,500	$20,575,753
Douzone Bizon Co. Ltd.	447,057	23,643,843
Kingdee International Software Group Co. Ltd. (a)	7,895,000	7,400,567
OBIC Co. Ltd.	551,300	71,066,953
PCA Corp. (h)	1,398,900	20,662,532
Temairazu, Inc. (l)	261,400	5,377,775
Totvs S.A.	2,285,200	12,439,605
Wisetech Global Ltd.	355,979	23,663,089
		$184,830,117
Computer Software - Systems – 2.3%
Alten S.A.	70,831	$7,807,391
Amadeus IT Group S.A.	448,964	29,878,031
DTS Corp.	783,500	20,586,416
Elecom Co. Ltd.	850,200	8,647,517
Kardex Holding AG	101,716	25,759,412
Pole To Win Holdings, Inc.	1,706,900	5,175,111
Toshiba Tec Corp.	209,700	4,498,872
Venture Corp. Ltd.	4,200,900	44,053,686
		$146,406,436

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 3.6%
Bellway PLC	438,840	$14,068,147
Breedon Group PLC	11,284,401	54,985,270
Fletcher Building Ltd. (l)	3,298,000	5,918,258
Forterra PLC (h)	14,582,719	29,310,084
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,164,739	10,913,977
James Hardie Industries PLC, GDR (a)	412,626	13,106,643
Kingspan Group PLC	38,081	3,226,433
Marshalls PLC	503,453	1,861,514
PT Indocement Tunggal Prakarsa Tbk	24,754,200	10,959,875
Reliance Worldwide Corp.	4,834,770	14,486,781
Rinnai Corp.	269,700	6,135,260
Techtronic Industries Co. Ltd.	3,818,000	43,611,656
Zhejiang Supor Co. Ltd.	2,746,502	18,937,352
		$227,521,250
Consumer Products – 1.7%
Amorepacific Corp.	104,092	$12,651,356
Dabur India Ltd.	5,445,418	39,227,253
Essity AB	864,312	22,093,936
Kobayashi Pharmaceutical Co. Ltd. (l)	348,700	11,319,909
Lion Corp. (l)	1,082,500	8,437,162
Mitsubishi Pencil Co. Ltd. (l)	176,700	2,761,516
Pigeon Corp. (l)	945,800	8,550,352
PZ Cussons PLC	364,404	455,115
		$105,496,599
Consumer Services – 1.9%
Asante, Inc.	170,200	$1,887,422
Carsales.com Ltd.	623,600	14,600,527
Heian Ceremony Service Co.	363,967	2,020,154
Localiza Rent a Car S.A.	717,698	5,392,268
Meitec Group Holdings, Inc.	1,115,700	22,592,769
Seek Ltd.	762,170	10,802,242
Trip.com Group Ltd. (a)	778,481	36,861,240
Webjet Ltd. (a)(l)	3,724,616	22,312,528
		$116,469,150
Containers – 2.2%
CCL Industries, Inc.	218,605	$11,495,518
Huhtamaki Oyj	615,309	24,684,836
Mayr-Melnhof Karton AG	133,652	16,039,920
Toyo Seikan Group Holdings Ltd.	903,900	14,206,461
Verallia	1,081,778	39,360,158
Viscofan S.A.	382,432	25,188,282
Winpak Ltd.	244,167	7,969,048
		$138,944,223
Electrical Equipment – 2.3%
Advantech Co. Ltd.	1,194,843	$13,589,923
Cembre S.p.A.	542,000	22,425,742
Halma PLC	595,921	20,288,042
Legrand S.A.	395,701	39,432,876
LS Electric Co. Ltd.	104,626	16,812,666
Sagami Rubber Industries Co. Ltd.	264,700	1,566,253
TAKUMA Co. Ltd. (l)	969,000	9,930,296
Voltronic Power Technology Corp.	292,659	17,317,625
		$141,363,423

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 5.0%
Amano Corp.	187,220	$4,849,796
ASM International N.V.	33,413	25,470,804
ASM Pacific Technology Ltd.	3,681,000	51,332,864
Chroma Ate, Inc.	4,346,000	42,356,518
Fukui Computer Holdings, Inc.	205,100	3,226,365
INTER ACTION Corp.	467,700	5,043,567
Melexis N.V.	69,220	5,915,438
Realtek Semiconductor Corp.	752,000	12,584,063
Samsung Electro-Mechanics Co. Ltd.	289,020	32,971,307
Silergy Corp.	1,629,000	23,034,466
Silicon Motion Technology Corp., ADR	482,780	39,100,352
Tripod Technology Corp.	3,260,000	21,848,726
VAT Group AG	21,633	12,176,257
WIN Semiconductors Corp.	3,477,000	18,610,258
Zuken, Inc.	559,300	14,737,372
		$313,258,153
Energy - Integrated – 0.7%
Capricorn Energy PLC	134,642	$301,256
Galp Energia SGPS S.A., “B”	2,055,806	43,416,843
		$43,718,099
Engineering - Construction – 1.4%
Comsys Holdings Corp.	160,900	$3,091,192
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	3,931,298	11,760,587
Doosan Bobcat, Inc.	423,959	15,687,727
Johns Lyng Group Ltd.	3,392,961	12,834,725
NRW Holdings Ltd.	5,527,573	11,344,045
Prologis Property Mexico S.A. de C.V., REIT	2,397,347	7,833,474
Technip Energies N.V.	974,883	21,786,412
		$84,338,162
Entertainment – 1.4%
CTS Eventim AG	566,555	$47,265,987
Lottery Corp. Ltd.	4,411,000	14,858,433
Toei Co. Ltd. (l)	397,000	9,376,593
Toho Co. Ltd.	605,800	17,711,997
		$89,213,010
Food & Beverages – 6.7%
ARIAKE JAPAN Co. Ltd.	854,200	$27,843,317
AVI Ltd.	4,898,674	25,391,377
Bakkafrost P/f	586,750	29,681,756
Britvic PLC	1,256,810	18,762,943
Cranswick PLC	1,093,097	61,420,296
Ezaki Glico Co. Ltd. (l)	390,900	10,158,201
Greencore Group PLC (a)	1,183,806	2,490,091
Gruma S.A.B. de C.V.	896,503	16,356,586
Kato Sangyo Co. Ltd.	711,700	19,044,529
Kerry Group PLC	206,732	16,730,878
Morinaga & Co. Ltd.	1,538,000	23,793,163
Orion Corp.	461,926	30,896,549
S Foods, Inc.	841,000	15,241,677
Shenguan Holdings Group Ltd.	13,203,505	456,515
T. Hasegawa Co. Ltd. (h)	2,782,000	58,127,378
Takasago International Corp.	161,300	3,960,437
Tate & Lyle PLC	376,983	2,849,734
Tingyi (Cayman Islands) Holdings Corp.	13,534,000	16,358,148
Toyo Suisan Kaisha Ltd.	286,400	16,973,236

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Universal Robina Corp.	11,928,240	$22,631,683
		$419,168,494
Food & Drug Stores – 1.2%
DFI Retail Group Holdings Ltd.	6,359,109	$12,048,788
JM Holdings Co. Ltd.	253,700	4,590,221
Nahdi Medical Co.	244,824	8,601,078
Patlac Corp.	463,300	12,615,559
SAN-A Co. Ltd.	87,700	2,757,498
Sendas Distribuidora S.A. (a)	1,763,500	3,261,944
Spencer's Retail Ltd. (a)	723,473	777,581
Sugi Holdings Co. Ltd.	702,600	9,668,447
Sundrug Co. Ltd.	769,800	19,356,508
		$73,677,624
Forest & Paper Products – 0.2%
Sakata Seed Corp. (l)	181,300	$3,887,841
Suzano S.A.	1,128,500	11,508,879
		$15,396,720
Furniture & Appliances – 1.0%
Howden Joinery Group PLC	2,074,398	$22,920,218
Paramount Bed Holdings Co. Ltd.	1,473,800	24,906,844
SEB S.A.	121,712	12,409,803
Zojirushi Corp. (l)	177,300	1,709,168
		$61,946,033
Gaming & Lodging – 1.0%
Flutter Entertainment PLC (a)	90,036	$16,343,943
Sands China Ltd. (a)	12,012,800	25,043,812
Shangri-La Asia Ltd.	29,944,000	20,591,401
		$61,979,156
General Merchandise – 1.8%
B&M European Value Retail S.A.	6,260,546	$34,599,817
Dollarama, Inc.	841,907	76,870,438
Seria Co. Ltd.	183,200	3,322,628
		$114,792,883
Insurance – 2.6%
Admiral Group PLC	212,870	$7,036,677
AUB Group Ltd.	2,044,358	43,332,943
Hiscox Ltd.	1,978,378	28,759,978
Samsung Fire & Marine Insurance Co. Ltd.	96,292	27,212,196
Steadfast Group Ltd.	8,624,211	35,554,845
Unipol Gruppo S.p.A.	1,962,447	19,432,212
		$161,328,851
Internet – 1.7%
Auto Trader Group PLC	792,394	$7,987,134
Digital Garage, Inc.	471,000	7,260,813
Kakaku.com, Inc.	841,200	11,054,852
MakeMyTrip Ltd. (a)	218,307	18,359,619
MONY Group PLC	4,576,270	12,853,965
Proto Corp.	1,137,400	10,486,578
Rightmove PLC	2,539,749	17,163,027
Scout24 AG	275,274	20,990,094
		$106,156,082

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.7%
DeNA Co. Ltd.	339,900	$3,383,666
Kawai Musical Instruments Manufacturing Co. Ltd. (l)	119,800	2,385,862
NCSoft Corp.	66,779	8,695,186
Thule Group AB	335,372	8,763,202
VTech Holdings Ltd.	3,136,965	23,459,801
		$46,687,717
Machinery & Tools – 5.4%
Aalberts Industries N.V.	154,147	$6,247,424
AirTAC International Group	876,000	26,562,477
Azbil Corp.	631,100	17,618,366
Carel Industries S.p.A.	186,300	3,451,661
DAIFUKU Co. Ltd.	254,100	4,783,900
Finning International, Inc.	353,723	10,370,841
Fuji Seal International, Inc.	1,662,300	25,520,556
Fujitec Co. Ltd. (l)	577,000	15,463,955
Fukushima Galilei Co. Ltd.	561,300	23,199,981
GEA Group AG	1,273,984	52,972,585
Globalwafers Co. Ltd.	1,382,000	22,854,752
Haitian International Holdings Ltd.	9,977,000	28,363,168
Interpump Group S.p.A.	95,857	4,240,380
METAWATER Co. Ltd.	870,600	10,595,797
MISUMI Group, Inc.	225,900	3,861,881
MonotaRO Co. Ltd. (l)	1,165,500	13,698,555
Nabtesco Corp. (l)	815,900	13,834,143
Nissei ASB Machine Co. Ltd.	151,400	5,208,165
Obara Group, Inc.	128,500	3,338,377
Rational AG	4,091	3,410,126
Rotork PLC	2,206,516	9,394,217
Seven Group Holdings Ltd.	980,316	24,524,990
SIG Combibloc Group AG	527,134	9,651,460
		$339,167,757
Major Banks – 0.6%
Kyoto Financial Group, Inc.	2,005,100	$35,568,124
Medical & Health Technology & Services – 1.5%
ARATA Corp.	296,800	$6,511,927
Arvida Group Ltd.	9,909,956	5,613,623
AS ONE Corp. (l)	883,200	15,789,272
BML, Inc.	883,400	15,839,544
Burning Rock Biotech Ltd., ADR (a)	28,538	179,504
DKSH Holding Ltd.	45,850	3,097,663
Guangzhou KingMed Diagnostics Group Co. Ltd., “A”	1,147,400	4,293,640
Hapvida Participacoes e Investimentos S.A. (a)	10,061,900	6,893,808
ICON PLC (a)	43,586	13,662,904
Medipal Holdings Corp.	724,100	11,032,143
Ryman Healthcare Ltd. (a)	2,130,319	4,619,375
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,605,276	3,566,276
		$91,099,679
Medical Equipment – 3.4%
ConvaTec Group PLC	5,206,344	$15,452,985
Demant A.S. (a)	201,089	8,691,165
Eiken Chemical Co. Ltd.	949,700	13,259,049
Fukuda Denshi Co. Ltd.	573,400	24,282,170
Gerresheimer AG	550,633	59,146,952
Nakanishi, Inc.	1,190,300	18,829,041
Shimadzu Corp.	624,700	15,685,455

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Smith & Nephew PLC	2,044,371	$25,274,335
Sonova Holding AG	84,161	25,893,703
Straumann Holding AG	15,718	1,934,875
Tecan Group AG	13,552	4,537,194
		$212,986,924
Metals & Mining – 0.5%
Iluka Resources Ltd.	2,312,804	$10,050,227
PT United Tractors Tbk	14,165,800	19,010,287
		$29,060,514
Natural Gas - Distribution – 1.2%
China Resources Gas Group Ltd.	6,976,000	$24,432,370
DCC PLC	224,073	15,705,912
Italgas S.p.A. (l)	6,902,001	34,016,595
		$74,154,877
Natural Gas - Pipeline – 0.3%
APA Group	2,924,114	$15,536,810
Network & Telecom – 0.2%
NOHMI BOSAI Ltd.	678,100	$10,273,453
Oil Services – 1.2%
ADNOC Drilling Co. PJSC	9,975,494	$11,135,182
JGC Holdings Corp.	2,548,900	20,034,933
Samsung Engineering Co. Ltd. (a)	1,829,153	31,952,677
Tenaris S.A., ADR	436,499	13,321,949
		$76,444,741
Other Banks & Diversified Financials – 4.7%
Abu Dhabi Islamic Bank PJSC	2,566,770	$8,092,349
AEON Financial Service Co. Ltd. (l)	2,490,600	20,451,670
AEON Thana Sinsap Public Co. Ltd.	2,563,700	8,872,264
Allfunds Group PLC	933,965	5,225,518
Banco Santander Chile S.A.	158,001,165	7,421,127
Chiba Bank Ltd.	1,178,551	10,525,536
Credicorp Ltd.	110,393	17,809,703
E.Sun Financial Holding Co. Ltd.	12,818,678	11,281,021
Federal Bank Ltd.	12,186,826	25,861,747
FinecoBank S.p.A.	1,156,206	17,236,284
Hachijuni Bank Ltd.	3,710,800	24,205,884
Iress Ltd. (a)	1,560,926	8,337,569
Julius Baer Group Ltd.	218,037	12,182,601
Komercni Banka A.S.	465,360	15,542,998
Metropolitan Bank & Trust Co.	27,226,417	31,379,898
Shizuoka Financial Group, Inc.	3,357,100	32,329,600
Shriram Transport Finance Ltd.	792,064	27,655,156
Zenkoku Hosho Co. Ltd.	180,300	6,650,325
		$291,061,250
Pharmaceuticals – 1.5%
Daito Pharmaceutical Co. Ltd. (l)	696,190	$9,661,110
Hypera S.A.	737,124	3,784,451
Ipca Laboratories Ltd.	2,316,954	31,389,152
Kalbe Farma Tbk PT	224,705,600	20,926,781
Santen Pharmaceutical Co. Ltd.	1,547,200	15,809,540

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Suzuken Co. Ltd./Aichi Japan	339,200	$10,307,345
		$91,878,379
Pollution Control – 0.8%
ALS Ltd.	1,637,580	$15,238,455
Daiseki Co. Ltd. (l)	1,584,940	36,843,033
		$52,081,488
Precious Metals & Minerals – 0.7%
Agnico Eagle Mines Ltd.	667,756	$43,675,894
Printing & Publishing – 0.4%
China Literature Ltd. (a)	2,235,200	$7,198,735
Wolters Kluwer N.V.	108,148	17,878,062
		$25,076,797
Railroad & Shipping – 0.3%
Sankyu, Inc.	610,100	$20,810,671
Real Estate – 3.9%
Aldar Properties PJSC	9,738,995	$16,598,450
Big Yellow Group PLC, REIT	1,012,081	15,019,823
CapitaLand India Trusts IEU, REIT	22,830,059	16,499,600
CapitaLand Investment Ltd.	16,534,000	32,433,953
Cedar Woods Properties Ltd.	2,256,844	7,121,207
City Developments Ltd.	2,898,600	11,001,316
Embassy Office Parks REIT	3,785,108	16,092,386
LEG Immobilien SE	534,685	43,668,070
Midland Holdings Ltd. (a)(h)	43,113,000	4,361,513
Rural Funds Group, REIT	10,067,724	13,413,277
Shaftesbury Capital PLC, REIT	4,450,039	7,830,410
Swire Properties Ltd.	11,967,000	19,063,712
TAG Immobilien AG (a)	253,019	3,704,169
Unite Group PLC, REIT	3,182,814	35,888,685
		$242,696,571
Restaurants – 2.3%
Cafe de Coral Holdings Ltd.	16,092,000	$16,567,916
Domino's Pizza Enterprises Ltd.	449,295	10,714,123
Greggs PLC	1,237,871	43,376,055
Pluxee N.V. (a)	591,892	16,604,663
Sodexo	618,974	55,776,325
		$143,039,082
Specialty Chemicals – 4.3%
Air Water, Inc.	783,300	$10,591,517
Croda International PLC	684,285	33,999,440
Essentra PLC	12,777,311	25,649,057
Japan Pure Chemical Co. Ltd.	41,700	910,768
Kureha Corp. (l)	411,000	7,150,933
Nihon Parkerizing Co. Ltd.	1,049,600	8,526,491
Nitto Denko Corp.	74,000	5,866,406
NOF Corp.	960,000	13,145,943
Sika AG	77,130	21,955,999
SK KAKEN Co. Ltd.	590,500	31,563,801
Symrise AG	840,468	102,881,340
Taisei Lamick Co. Ltd.	219,800	3,858,173
		$266,099,868

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.5%
Just Eat Takeaway.com (a)(l)	830,870	$9,928,380
Just Eat Takeaway.com (a)(l)	75,723	908,292
Kitanotatsujin Corp. (l)	1,132,600	1,257,615
Multiplan Empreendimentos Imobiliarios S.A.	3,773,398	15,214,825
Nishimatsuya Chain Co. Ltd.	1,316,100	17,563,137
Shimamura Co. Ltd.	105,600	4,800,537
ZOZO, Inc.	1,689,900	42,394,964
		$92,067,750
Telecommunications - Wireless – 1.4%
Cellnex Telecom S.A.	1,421,081	$46,120,147
Etihad Etisalat Co.	1,366,462	19,450,120
Infrastrutture Wireless Italiane S.p.A.	2,162,855	22,620,899
		$88,191,166
Telephone Services – 0.5%
Helios Towers PLC (a)	3,910,243	$5,753,580
Hellenic Telecommunications Organization S.A.	1,037,138	14,928,116
NOS, SGPS S.A.	2,166,413	7,667,997
		$28,349,693
Trucking – 0.9%
Freightways Group Ltd.	2,282,376	$10,704,503
Hamakyorex Co. Ltd.	114,900	3,154,040
Seino Holdings Co. Ltd.	1,375,400	18,554,949
SG Holdings Co. Ltd.	1,043,800	9,617,959
Trancom Co. Ltd.	95,100	3,861,179
Yamato Holdings Co. Ltd. (l)	844,600	9,283,828
		$55,176,458
Utilities - Electric Power – 0.8%
CESC Ltd.	26,085,274	$50,481,210
Utilities - Water – 0.1%
Aguas Andinas S.A., “A”	27,285,184	$7,451,562
Total Common Stocks		$6,004,025,516
Preferred Stocks – 0.1%
Metals & Mining – 0.1%
Gerdau S.A.	1,769,430	$5,817,807
	Strike Price	First Exercise
Rights – 0.0%
Consumer Services – 0.0%
Localiza Rent a Car S.A. (1 share for 1 right, Expiration 8/26/2024) (a)	BRL 33.48	8/06/24	7,251	$11,674

Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 5.39% (v)	226,356,751	$226,379,387
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j)	4,025,305	$4,025,305

Other Assets, Less Liabilities – 0.0%		550,695
Net Assets – 100.0%		$6,240,810,384

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $338,840,894 and $5,901,418,795, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$627,745,234	$977,021,990	$—	$1,604,767,224
United Kingdom	461,274,821	286,816,021	—	748,090,842
Australia	76,030,876	319,657,483	—	395,688,359
Germany	289,275,010	70,908,779	—	360,183,789
Taiwan	50,381,373	238,540,294	—	288,921,667
India	144,038,885	124,805,732	—	268,844,617
France	16,604,663	226,961,933	—	243,566,596
Hong Kong	204,032,675	12,048,788	—	216,081,463
China	122,520,097	81,239,211	—	203,759,308
Other Countries	1,053,177,627	626,773,505	0	1,679,951,132
Mutual Funds	230,404,692	—	—	230,404,692
Total	$3,275,485,953	$2,964,773,736	$0	$6,240,259,689
For further information regarding security characteristics, see the Portfolio of Investments. At June 30, 2024, the fund held one level 3 security valued at $0, which was also held and valued at $0 at September 30, 2023.
(2) Securities Lending Collateral
At June 30, 2024, the value of securities loaned was $100,148,817. These loans were collateralized by cash of $4,025,305 and U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $104,403,713.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$26,475,055	$—	$—	$—	$2,835,029	$29,310,084
MFS Institutional Money Market Portfolio	276,572,732	1,120,545,679	1,170,711,900	(3,288)	(23,836)	226,379,387
Midland Holdings Ltd.	3,358,332	—	—	—	1,003,181	4,361,513
PCA Corp.	11,308,025	—	—	—	9,354,507	20,662,532
T. Hasegawa Co. Ltd.	63,849,170	—	7,563,001	314,692	1,526,517	58,127,378
	$381,563,314	$1,120,545,679	$1,178,274,901	$311,404	$14,695,398	$338,840,894
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$372,311	$—
MFS Institutional Money Market Portfolio	9,956,648	—
Midland Holdings Ltd.	—	—
PCA Corp.	667,138	—
T. Hasegawa Co. Ltd.	512,735	—
	$11,508,832	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of June 30, 2024, are as follows:
Japan	25.7%
United Kingdom	12.0%
Australia	6.3%
Germany	5.8%
Taiwan	4.6%
India	4.3%
France	3.9%
United States	3.8%
Hong Kong	3.5%
Other Countries	30.1%
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.